Principal Accounting Policies - Schedule of Contract Liabilities (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Contract Liabilities [Abstract]
Balance at beginning of the year	¥ 5,595,491	¥ 6,513,072
Receipts during the year	21,036,220	21,467,951
Revenue recognized	(18,835,483)	(22,385,532)
Balance at end of the year	¥ 7,796,228	¥ 5,595,491